TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Trade Receivables And Other Current Assets
Trade Receivables and Other Current assets

	06/30/2025	12/31/2024
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	1,760	1,149
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	3,196	5,150
Prepayments	165	2,197
Other receivables	327	725
Total	5,349	9,122

Disclosure of Groups trade receivables

Currency	06/30/2025	12/31/2024
EUR	1,391	3,524
ILS	228	470
ARS	158	590
USD	428	183
MXN	1,956	3,672
COP	1,188	683
Total	5,349	9,122

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2024	99

Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2025	99